                     U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON DC 20549

                                   FORM 24F-2

                         Annual Filing under Rule 24f-2
                      of the Investment Company Act of 1940

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1.        Name and address of issuer: THE HARTFORD MUTUAL FUNDS, INC.
                                      P.O. Box 2999
                                      Hartford, Connecticut 06104-2999
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2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

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3.        Investment Company Act File Number: 811-07589
          CIK Number                          0001006415
          Securities Act File Number:         333-02381
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4. (a.)   Last day of fiscal year for which this Form is filed: October 31,
          2008

   (b.)   [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

          Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

   (c.)   [ ] Check box if this is the last time the issuer will be filing this
              Form.
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5.        Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):               $ 22,208,219,787
                                                               ----------------

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                  ($13,551,724,357)
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   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                           $              0
                                                               ----------------

   (iv)   Total available redemption credits (add items 5(ii)
          and 5(iii):                                          ($13,551,724,357)
                                                               ----------------

   (v)    Net sales -- if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from item 5(i)]:          $  8,656,495,430
                                                               ----------------

   (vi) Redemption credit available for use in future years -- if Item 5(i) is less than

          item 5(iv) [subtract Item 5(iv) from Item 5(i)]:     $              0

|::

   (vii)  Multiplier for determining registration fee (see
          instruction C.9 ):                                  x$      0.0000393
                                                               ----------------

   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter '0' if no fee is due):               =$     340,200.27
                                                               ----------------
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          $0.
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7.        Interest due -- if this Form is being filed more
          than 90 days after the end of the issuer's fiscal
          year (see Instruction D):                           +$              0
                                                               ----------------
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8.        Total of the amount of the registration fee due
          plus any interest due [item 5(vii) plus Item 6]:    =$     340,200.27
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Account number:

          Method of delivery: [X] Wire Transfer
                              [ ] Mail or other means
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                                   SIGNATURES

This Form has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated:

By: (Signature and Title)


/S/ Tamara L. Fagely                                             Date 01/29/2009
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Tamara L. Fagely, Vice President